Discontinued Operations - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	Dec. 31, 2017	Dec. 14, 2017	Aug. 21, 2017	Aug. 20, 2017	Dec. 31, 2016
Loss Contingencies [Line Items]
Common stock, shares issued	5,206,174				823,278
Navitus
Loss Contingencies [Line Items]
Exercise price of warrant (in dollars per share)			$ 1.52
Aurora
Loss Contingencies [Line Items]
Disposal group, liabilities			$ 1.2
Aurora | Navitus
Loss Contingencies [Line Items]
Common stock, shares issued		4,382,872
Subsidiaries
Loss Contingencies [Line Items]
Ownership percentage by noncontrolling owners			50.00%	50.00%
Subsidiaries | Navitus
Loss Contingencies [Line Items]
Ownership percentage by noncontrolling owners			50.00%